Restructuring Charge - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 2,607,000	$ 1,115,000	$ 3,924,000
Restructuring liabilities	700,000	300,000
Shuttle Tankers Reflagged [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges	600,000
FSO Units And Shuttle Tanker [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges			3,900,000
Shuttle Tankers [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges	1,600,000	600,000
Total restructuring charges recorded under plan	2,200,000
Conventional Tanker [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges	400,000	500,000
Total restructuring charges recorded under plan	$ 900,000